Stock-based compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Stock-based compensation expense
Total stock-based compensation	$ 1,363	$ 1,090	$ 2,533	$ 2,418
Employee and directors stock options
Stock-based compensation expense
Total unrecognized compensation expense	11,300		$ 11,300
Estimated weighted average period over which expense is expected to be recognized			2 years 11 months 1 day
Research and development
Stock-based compensation expense
Total stock-based compensation	281	(87)	$ 498	196
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 1,082	$ 1,177	$ 2,035	$ 2,222